SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED APRIL 30, 2000










Kemper International Growth & Income Fund

Kemper International Growth And Income Fund

Portfolio of Investments at April 30, 2000 (unaudited)

--------------------------------------------------------------------------------------------------------------
Short Term Investments--9.1%                                                    Principal Amount($)  Value ($)
--------------------------------------------------------------------------------------------------------------
United States               Federal Home Loan Bank Discount Corp.,
                               5.88%, 05/01/2000
                            (Cost  $308,000)                                         308,000          308,000
--------------------------------------------------------------------------------------------------------------
Convertible Bond--3.2%
--------------------------------------------------------------------------------------------------------------
United States               Merrill Lynch & Co., 2.00%, 04/14/2004
                               (Provider of financial and investment services)
                            (Cost 124,537)                                        128,000.00          108,480

--------------------------------------------------------------------------------------------------------------
Currency Protected Securities--10.1%                                                  Shares
--------------------------------------------------------------------------------------------------------------
Japan                       (b) Canon, Inc.
                               (Producer of visual image and
                               information equipment)                                  4,000          182,563
                            (b) Matsushita Electric Industrial Co., Ltd.
                               (Manufacturer of consumer
                               electronic products)                                    6,000          158,537
                            ----------------------------------------------------------------------------------

                            ----------------------------------------------------------------------------------
                            TOTAL CURRENCY PROTECTED SECURITIES
                            (Cost $298,926)                                                           341,100
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Common Stocks--77.6%
--------------------------------------------------------------------------------------------------------------
Belgium-- 3.8%              Dexia
                               (Provider of municipal lending services)                2,020          130,981
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Canada-- 2.8%               BCE, Inc.
                               (Provider of telecommunication services)                  814           94,223
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Finland-- 3.3%              UPM-Kymmene Oyj
                               (Manufacturer of paper and pulp products)               4,300          111,435
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
France-- 4.4%               Schneider Electric SA
                               (Manufacturer of electronic components and automated
                            manufacturing systems)                                     2,308          151,104
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Germany-- 5.9%              Bayerische Motoren Werke(BMW) AG
                               (Manufacturer of luxury cars and motorcycles)           4,112          109,367
                            SAP AG
                               (Computer software manufacturer)                          196           91,963
                            ----------------------------------------------------------------------------------
                                                                                                      201,330

--------------------------------------------------------------------------------------------------------------
Italy-- 3.2%                Telecom Italia Mobile SPA *
                               (Cellular telecommunication services)                  11,500          109,798
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Japan-- 15.9%
                            Matsushita Electric Works, Ltd.
                               (Manufacturer of building materials
                                    and lighting equipment)                           14,000          155,081
                            Nintendo Co., Ltd.
                               (Manufacturer of game equipment)                          700          116,408
                            Sumitomo Trust & Banking Co., Ltd.
                               (Commercial Bank)                                       17000          124,076
                            Teijin, Ltd.
                               (Manufacturer of polyester products)                   33,000          147,256
                            ----------------------------------------------------------------------------------
                                                                                                      542,821

--------------------------------------------------------------------------------------------------------------
Netherlands-- 9.4%          DSM NV
                               (Chemical manufacturer)                                 2,750           90,346
                            Koninklijke KPN NV
                               (Provider of telecommunication services)                1,050          105,836


                            Royal Dutch Petroleum Co.
                               (Manufacturer of petroleum products)                    2,160          124,523
                            ----------------------------------------------------------------------------------
                                                                                                      320,705

--------------------------------------------------------------------------------------------------------------
Spain-- 3.2%                Union Electrica Fenosa S.A.
                               (Producer and distributor of electrical energy)         5,659          108,421
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Sweden-- 7.2%               Averta-Sheffield AB *
                               (Manufacturer of stainless steel products)             28,800          102,528
                            Investor AB "B"
                               (Investment company )                                  10,200          143,877
                            ----------------------------------------------------------------------------------
                                                                                                      246,405

--------------------------------------------------------------------------------------------------------------

Switzerland-- 3.0%          Novartis AG (Registered)
                               (Pharmaceutical company)                                   73          102,041
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
United Kingdom-- 15.5%      British Aerospace PLC                                     28,722          176,123
                               (Producer of military aircraft)
                            Corus Group PLC                                           44,044           59,143
                               (Manufacturer and distributor of metal products)
                            LASMO PLC                                                 66,301          111,153
                               (Oil production and exploration)
                            Peninsular and Oriental Steam Navigation Co.               8,710           85,861
                               (Shipping and transportation company)
                            Royal & Sun Alliance Insurance Group PLC                  16,720           93,442
                               (Insurance company)

                            ----------------------------------------------------------------------------------
                                                                                                      525,722
                             ---------------------------------------------------------------------------------
                            TOTAL COMMON STOCKS
                            (Cost $2,618,128)                                                       2,644,986
                            ----------------------------------------------------------------------------------
                            TOTAL INVESTMENT PORTFOLIO-- 100.0%
                            (Cost $3,349,591) (a)                                                  $3,402,566
                            ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Notes to Portfolio of Investments
--------------------------------------------------------------------------------------------------------------

                    * Non Income producing security.
                    (a) The cost for federal income tax purposes was $ 3,349,591. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $52,975. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over cost of $ 368,809 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $ 315,834.
                    (b) Currency Protected Securities are Medium Term Notes of Morgan Stanley Dean Witter & Co. These securities permit the investor to participate in the price fluctuation of the common stock of the underlying company without the effects of future changes in the Japanese Yen exchange rates.

Kemper International Growth and Income Fund

Statement of Assets and Liabilities

as of April 30, 2000 (unaudited)

------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Cost $3,349,591 )                                    $ 3,402,566
------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                 5,509
------------------------------------------------------------------------------------------------------------
Dividends receivable                                                                           16,429
------------------------------------------------------------------------------------------------------------
Foreign taxes recoverable                                                                       7,067
------------------------------------------------------------------------------------------------------------
Due from advisor                                                                               49,150
------------------------------------------------------------------------------------------------------------
Other assets                                                                                    3,925
------------------------------------------------------------------------------------------------------------
Total assets                                                                                3,484,646
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                           4,938
------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                5,397
------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                            43,340
------------------------------------------------------------------------------------------------------------
Total liabilities                                                                              53,675
------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                      $ 3,430,971
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net assets
------------------------------------------------------------------------------------------------------------
Net assets consist of:

Undistributed net investment income                                                          $ 24,806
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investment securities
------------------------------------------------------------------------------------------------------------
    Investments                                                                                52,975
------------------------------------------------------------------------------------------------------------
    Foreign currency related transactions                                                      (1,249)
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                                          244,752
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             3,109,687
------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                      $ 3,430,971
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net Asset Value and Offering Price
------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value and redemption price per share
($1,687,378 / 151,758 shares of capital stock outstanding,
$.01 par value, 33,333,333 shares authorized)                                                  $11.12
------------------------------------------------------------------------------------------------------------

Maximum offering price per share (100/94.25 of $11.12)                                         $11.80
------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value, offering  and redemption price (subject to contingent deferred sales charge) per share ($1,376,762 /125,325 shares of capital stock outstanding,
$.01 par value, 33,333,333 shares authorized)                                                  $10.99
------------------------------------------------------------------------------------------------------------

Class C Shares
Net asset value, offering  and redemption price (subject to contingent deferred sales charge) per share ($366,831 / 33,393 shares of capital stock outstanding,
$.01 par value, 33,333,334 shares authorized)                                                  $10.99
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

Kemper International Growth and Income Fund

Statement of Operations

as of April 30, 2000 (unaudited)

Six months ended April 30, 2000 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
Investment income
-----------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $ 5,419)                                                     $ 42,656
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                                    6,522
-----------------------------------------------------------------------------------------------------------------------
Total Income                                                                                               49,178
-----------------------------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                                                             24,758
-----------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                   13,124
-----------------------------------------------------------------------------------------------------------------------
Custodian and accounting fees                                                                              52,082
-----------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                  8,221
-----------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                6,189
-----------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                   11,715
-----------------------------------------------------------------------------------------------------------------------
Legal                                                                                                       7,503
-----------------------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                                                5,275
-----------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                    22,864
-----------------------------------------------------------------------------------------------------------------------
Other                                                                                                       6,847
-----------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                 158,578
-----------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                       (104,467)
-----------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                   54,111
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                        (4,933)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment transactions
-----------------------------------------------------------------------------------------------------------------------

Net realized gain (loss) from:
Investments                                                                                               470,215
-----------------------------------------------------------------------------------------------------------------------
Foreign currency transactions                                                                              (1,312)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          468,903
-----------------------------------------------------------------------------------------------------------------------

Net unrealized appreciation(depreciation) during the period on:
-----------------------------------------------------------------------------------------------------------------------
Investments                                                                                              (172,072)
-----------------------------------------------------------------------------------------------------------------------
Foreign currency related transactions                                                                      (1,371)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         (173,443)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                                                295,460
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                         $ 290,527
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

Kemper International Growth and Income Fund

Statement of Changes in Net Assets

                                                                                Six months ended
                                                                                 April 30, 2000                Year ended
                                                                                  (unaudited)               October 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
Increase(Decrease) in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                                                             $ (4,933)                  $ 47,740
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   468,903                    (81,742)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investment transactions during the period  (173,443)                   466,417
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                           290,527                    432,415
-------------------------------------------------------------------------------------------------------------------------------
Distributions from shareholders:

From net investmet income
-------------------------------------------------------------------------------------------------------------------------------
   Class A                                                                                      -                    (11,421)
-------------------------------------------------------------------------------------------------------------------------------
   Class B                                                                                      -                     (2,562)
-------------------------------------------------------------------------------------------------------------------------------
   Class C                                                                                      -                       (793)
-------------------------------------------------------------------------------------------------------------------------------
Fund share transactions:

Proceeds from shares sold                                                               1,217,081                  3,399,556
-------------------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                   -                     14,289
-------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (3,284,464)                (2,894,636)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                     (2,067,383)                   519,209
-------------------------------------------------------------------------------------------------------------------------------
Increase(decrease) in net assets                                                       (1,776,856)                   936,848
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                       5,207,827                  4,270,979
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (including undistributed net investment
income of $24,806 and 29,739, respectively)                                           $ 3,430,971                $ 5,207,827
-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     ---------------------------------------------------------------
                                                                                                Class A
                                                                     ---------------------------------------------------------------

                                                                                            For the period
                                                   Six months ended                        December 31, 1997
                                                    April 30, 2000      Year ended       (commencement of operations)
                                                      (unaudited)    October 31, 1999     to October 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.62             9.73                  9.50
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                               - (a)           0.15 (a)              0.13
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investment transactions                                0.50             0.79                  0.20
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.50             0.94                  0.33
------------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income              -              (0.05)                (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           11.12            10.62                  9.73
------------------------------------------------------------------------------------------------------------------------------------
Total return(%)(b)(c)                                     4.71**           9.51                  3.31**

------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period ($ in thousands)               1,687             3,003                2,082
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions(%)            6.10*            5.65                 13.58*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions(%)             1.81*            1.81                  1.81*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)(%)                  0.02*            1.40                  1.54*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                      74*             151                    97*
------------------------------------------------------------------------------------------------------------------------------------

                                                                     ---------------------------------------------------------------
                                                                                                Class B
                                                                     ---------------------------------------------------------------
                                                                                            For the period
                                                   Six months ended                        December 31, 1997
                                                    April 30, 2000      Year ended       (commencement of operations)
                                                      (unaudited)    October 31, 1999     to October 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.54             9.71                  9.50
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                             (0.03) (a)        0.05 (a)              0.04
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investment transactions                                0.48             0.79                  0.22
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.45             0.84                  0.26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income               -             (0.01)                (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           10.99            10.54                  9.71
------------------------------------------------------------------------------------------------------------------------------------
Total return(%)(b) (c)                                    4.27**           8.69                  2.64**

------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period ($ in thousands)               1,377            1,681                 1,714
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions(%)            6.83*            6.76                 15.21*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions(%)             2.69*            2.69                  2.69*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)(%)                 (0.48)*           0.52                  0.66*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                      74*             151                    97*
------------------------------------------------------------------------------------------------------------------------------------

                                                                     ---------------------------------------------------------------
                                                                                                Class C
                                                                     ---------------------------------------------------------------
                                                                                            For the period
                                                   Six months ended                        December 31, 1997
                                                    April 30, 2000      Year ended       (commencement of operations)
                                                      (unaudited)    October 31, 1999     to October 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.54             9.71                  9.50
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                             (0.03) (a)        0.06 (a)              0.05
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investment transactions                                0.48             0.79                  0.21
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.45             0.85                  0.26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income               -             (0.02)                (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           10.99            10.54                  9.71
------------------------------------------------------------------------------------------------------------------------------------
Total return(%)(b) (c)                                    4.27**           8.73                  2.65**

------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period ($ in thousands)                 367              524                   475
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions(%)            6.70*            6.38                 15.18*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions(%)             2.56*            2.66                  2.66*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)(%)                  (.50)*           0.55                  0.69*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                      74*             151                    97*
----------------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect of sales charges.

* Annualized
** Not Annualized

Notes to Financial Statements

1. Significant Accounting Policies

Kemper International Growth and Income Fund (the "Fund") is a diversified series of Kemper Global/International Series, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Corporation, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At October 31, 1999, the Fund had a net tax basis capital loss carryforward of approximately $221,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2006 ($148,000) and October 31, 2007 ($73,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Distributions of net investment income, if any, are made semi- annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are reported on an identified cost basis.

2. Purchases and Sales of Securities For the six months ended April 30, 2000, investment transactions (excluding short-term instruments) are as follows:

Purchases
                                                                      $1,713,158
Proceeds from sales
                                                                       3,587,474

3. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of 1.00% of average daily net assets. The Fund incurred no management fee after an expense waiver by Scudder Kemper.

In addition, certain affiliates agreed to temporarily waive their fees. Under these arrangements, Scudder Kemper and its affiliates waived and absorbed expenses of $104,467 for the six months ended April 30, 2000.

Underwriting and Distribution Services Agreement. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. ("KDI"). Underwriting commissions retained by KDI in connection with the distribution of Class A shares for the six months ended April 30, 2000 were $372.

For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the six months ended April 30, 2000 were $11,176, of which $5,644 was unpaid at April 30, 2000.

Administrative Services Agreement. The Fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. The Fund incurred an administrative services fee of $632 for the six months ended April 30, 2000, after an expense waiver of $5,557 by Scudder Kemper.

Shareholder Services Agreement. Pursuant to an agency agreement with the Fund, Kemper Service Company ("KSvC") serves as transfer agent and shareholder service agent of the Fund. Under the agreement, KSvC received shareholder service fees of $13,124 of which $5,093 was unpaid at April 30, 2000.

Fund Accounting Agent. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. The Fund incurred no accounting fees for the six months ended April 30, 2000 after an expense waiver of $25,001 by Scudder Kemper.

Officers and Directors. Certain officers or directors of the Fund are also officers or directors of Scudder Kemper. For the six months ended April 30, 2000, the Fund made no payments to its officers and incurred directors' fees of $5,275 to independent directors.

4. Capital Share Transactions

The following table summarizes the activity in capital shares of the Fund:

                                      Six Months Ended                      For the period ended
                                      April 30, 2000                         October 31, 1999
                                      --------------                         ----------------

                     Shares                      Amount                  Shares                      Amount
------------------------------------------------------------------------------------------------------------------
Shares sold
------------------------------------------------------------------------------------------------------------------
Class A              42,485                 $   481,688                 207,908                   $   2,108,818
------------------------------------------------------------------------------------------------------------------
Class B              50,787                     563,274                  87,902                         889,934
------------------------------------------------------------------------------------------------------------------
Class C              15,572                     172,119                  31,937                         316,905
------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends
------------------------------------------------------------------------------------------------------------------
Class A                   -                           -                   1,064                          11,064
------------------------------------------------------------------------------------------------------------------
Class B                   -                           -                     247                           2,553
------------------------------------------------------------------------------------------------------------------
Class C                   -                           -                      65                             672
------------------------------------------------------------------------------------------------------------------
Shares redeemed
------------------------------------------------------------------------------------------------------------------
Class A            (173,407)                 (1,972,337)               (148,501)                     (1,501,980)
------------------------------------------------------------------------------------------------------------------
Class B             (84,944)                   (952,874)                (96,747)                       (982,073)
------------------------------------------------------------------------------------------------------------------
Class C             (31,883)                   (359,253)                (31,236)                       (326,684)
------------------------------------------------------------------------------------------------------------------
Conversion of shares
------------------------------------------------------------------------------------------------------------------
Class A                   -                     -                         8,367                          83,899
------------------------------------------------------------------------------------------------------------------
Class B                   -                     -                         8,475                          83,899
------------------------------------------------------------------------------------------------------------------
Net increase from
capital share transactions                  $ (2,067,383)                                             $ 519,209

5.       Line of Credit
The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

6.       Cessation of Operations
The Board of Trustees of the Fund approved the cessation of operations of the Fund effective May 26, 2000. Accordingly, the Board voted to involuntarily redeem the shares of any Fund shareholder outstanding at that time. This may be a taxable event for shareholders with the exception of those participating in a qualified defined contribution plan, defined benefit plan or other qualified retirement vehicle. In conjunction with the approval of the cessation of operations of the Fund, the Board approved closing the Fund to new investors effective as of the close of business on January 19, 2000.